Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Net loss	$ (101,078)	$ (7,977)	$ (900,233)	$ 1,010,316
Other comprehensive loss:
Foreign currency translation adjustment	(2,439)	(820)	3,826	(5,536)
Total other comprehensive loss	(2,439)	(820)	3,826	(5,536)
Comprehensive loss	(103,517)	(8,797)	(896,407)	1,004,780
Comprehensive loss attributable to noncontrolling interests	(18,682)	(4,700)	(90,967)	(190,862)
Comprehensive loss attributable to Roivant Sciences Ltd.	$ (84,835)	$ (4,097)	$ (805,440)	$ 1,195,642